ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of gross carrying amount, accumulated amortization and net carrying amount of the intangible assets

	As of December 31,
	2011	2012
Intangible assets not subject to amortization:
Domain name, trademarks and online licenses(i)	$23,901	$24,174
Intangible assets subject to amortization:
Operating platforms and technology	1,214	1,228
Game license, webgame cooperation agreement and content copyright	2,679	3,706
User generated content	1,317	1,368
Customer and broadcasters relationship	762	770
Login users and registered user list	612	618
Non-compete agreement	187	189
	$30,672	$32,053
Less: Accumulated amortization
Operating platforms and technology	$(289)	$(542)
Game license, webgame cooperation agreement and content copyright	(1,982)	(3,048)
User generated content	(89)	(603)
Customer and broadcasters relationship	(57)	(383)
Login users and registered user list	(153)	(550)
Non-compete agreement	(16)	(107)
	$(2,586)	$(5,233)
Intangible asset, net	$28,086	$26,820

(i)                                     In December 2011, the Company decided to stop using two domain names after consolidating all the online games to Renren.com operating platform of the Company. As a result, the Company recorded $2,219 impairment loss for the write-off of the intangible assets related to the two domain names.